Details of Significant Accounts - Revenue - Unsatisfied contracts (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue
Amount of transaction price allocated to contracts	$ 26,470	$ 23,653
2023
Revenue
Percentage of transaction price allocated to the unsatisfied contracts	91.00%
2024 to 2028
Revenue
Percentage of transaction price allocated to the unsatisfied contracts	9.00%